UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31-Mar-08

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Passport Management LLC
Address: 30 Hotaling Place Suite 300
         San Francisco, CA  94111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne Cormican
Title:    Chief Financial Officer
Phone:    415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican         San Francisco, CA       14/05/2008
-------------------         -----------------       ----------

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-________________           ___________________________

[Repeat as necessary]

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       52
Form 13F Information Table Value Total:   473314

List of Other Included Managers

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name

_______       28-__________________             ____________________

[Repeat as necessary]

                              FORM 13F INFORMATION TABLE

COL 1                                 COL 2  COL 3      COL 4            COL 5          COL 6   COL 7             COL 8

Name of Issuer                        Title
                                      of                  Value   SHRS or  SH/   PUT/   INVEST  OTHER
                                      Class  CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCR   MANAGERS     SOLE     SHRD  NONE
APPLE COMPUTER INC                    COM    037833100    24797    172800  SH           SOLE               172800     0     0
AIRMEDIA GROUP INC-ADR                COM    009411109     7011    440935  SH           SOLE               440935     0     0
CALL - AMGN 55 01/17/09               COM    031162900    20890    500000  SH    CALL   SOLE               500000     0     0
AP PHARMA INC                         COM    00202J203      883    706259  SH           SOLE               706259     0     0
ARENA PHARMACEUTICALS                 COM    040047102    18415   2692244  SH           SOLE              2692244     0     0
ATHERSYS INC                          COM    04744L106     1560    416000  SH           SOLE               416000     0     0
AVALON PHARMACEUTICALS                COM    05346P106     1454    588528  SH           SOLE               588528     0     0
BIOFORM MEDICAL INC                   COM    09065G107    13422   2917880  SH           SOLE              2917880     0     0
BAIDU.COM - ADR                       COM    056752108     6254     26100  SH           SOLE                26100     0     0
OILSANDS QUEST INC                    COM    678046103      713    181000  SH           SOLE               181000     0     0
CALL -  CROX 100 @ 22.50 EXP 06/21/08 COM    227046909    12552    718500  SH    CALL   SOLE               718500     0     0
CROSSHAIR EXPLORATION & MINING        COM    22763R101     1428   1628533  SH           SOLE              1628533     0     0
DATA DOMAIN INC                       COM    23767P109    11117    467101  SH           SOLE               467101     0     0
DIAMOND OFFSHORE DRILLING             COM    25271C102     5820     50000  SH           SOLE                50000     0     0
EBAY INC                              COM    278642103     5368    179900  SH           SOLE               179900     0     0
FBR CAPITAL MARKETS CORP              COM    30247C301    45579   6752504  SH           SOLE              6752504     0     0
FRIEDMAN BILLINGS RAMSEY GROUP        COM    358434108    30054  17678941  SH           SOLE             17678941     0     0
FOCUS MEDIA HOLDING                   COM    34415V109     5137    146156  SH           SOLE               146156     0     0
GENZYME CORP                          COM    372917104     1872     25110  SH           SOLE                25110     0     0
GIGAMEDIA                             COM    Y2711Y104     5644    362010  SH           SOLE               362010     0     0
GILEAD SCIENCES INC                   COM    375558103     3628     70400  SH           SOLE                70400     0     0
GMARKET INC-ADR                       COM    38012G100     7058    329498  SH           SOLE               329498     0     0
GARMIN LTD                            COM    G37260109     2344     43400  SH           SOLE                43400     0     0
HELICOS BIOSCIENCES CORP              COM    42326R109      745    124149  SH           SOLE               124149     0     0
INTERNATIONAL TOWER HILL MINES LTD.   COM    46051L104     1830   1173600  SH           SOLE              1173600     0     0
INTRAWARE INC                         COM    46118M509     2266    503499  SH           SOLE               503499     0     0
KINTERA INC                           COM    49720P506      136    233761  SH           SOLE               233761     0     0
PUT - LEH 100 @ 40 EXP 07/19/08       COM    524908950     7528    200000  SH    PUT    SOLE               200000     0     0
LEGACY RESERVES LP                    COM    524707304     4260    213440  SH           SOLE               213440     0     0
METABOLIX INC                         COM    591018809     8168    745976  SH           SOLE               745976     0     0
METALLINE MINING CO LGND RSTD         COM    591257100      552    375000  SH           SOLE               375000     0     0
NOBLE CORP                            COM    G65422100     1207     24300  SH           SOLE                24300     0     0
CHINA NEPSTAR CHAIN DRUG-ADR          COM    16943C109     2522    185440  SH           SOLE               185440     0     0
NEVSUN RES LTD      COM               COM    64156L101     3921   2272700  SH           SOLE              2272700     0     0
NEXEN INC                             COM    65334H102     1484     50000  SH           SOLE                50000     0     0
ORASURE TECHNOLOGIES INC              COM    68554V108     2095    286601  SH           SOLE               286601     0     0
PRIDE INTERNATIONAL                   COM    74153Q102    10835    310000  SH           SOLE               310000     0     0
PDL BIOPHARMA INC                     COM    69329Y104     3879    366300  SH           SOLE               366300     0     0
PETRO RESOURCES CORPORATION           COM    71646K106     1540   1141100  SH           SOLE              1141100     0     0
TRANSOCEAN INC                        COM    G90073100    20851    154225  SH           SOLE               154225     0     0
RIVERBED TECHNOLOGY INC               COM    768573107    20405   1373125  SH           SOLE              1373125     0     0
STAR BULK CARRIERS CORP               COM    Y8162K105     8326    731024  SH           SOLE               731024     0     0
CALL -  SPWR 100 @ 75 EXP 04/19/08    COM    867652909    14902    200000  SH    CALL   SOLE               200000     0     0
SUNPOWER CORP-CLASS A                 COM    867652109    13549    181845  SH           SOLE               181845     0     0
SYNTHESIS ENERGY SYSTEMS INC          COM    871628103     4543    516251  SH           SOLE               516251     0     0
THOMPSON CREEK METAL                  COM    884768102    51067   2796000  SH           SOLE              2796000     0     0
URANIUM ENERGY CORP                   COM    916896103    13888   4942360  SH           SOLE              4942360     0     0
WEATHERFORD INTL LTD                  COM    G95089101     2899     40000  SH           SOLE                40000     0     0
HORSEHEAD HOLDING CORP                COM    440694305    20255   1749100  SH           SOLE              1749100     0     0
ZIP REALTY                            COM    98974V107    13202   2519550  SH           SOLE              2519550     0     0
GREAT BASIN GOLD (DEAL)               COM    390124105     1450    400000  SH           SOLE               400000     0     0
URANERZ ENERGY CORP LGND              COM    91688T997     2007    900000  SH           SOLE               900000     0     0